Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	[1]	$ 2,125		$ 488,198	$ 7,936,862		$ 8,427,185
Balance, shares at Dec. 31, 2021	[1]	21,250,000
Net income					3,685,000		3,685,000
Balance at Dec. 31, 2022	[1]	$ 2,125		488,198	11,621,862		12,112,185
Balance, shares at Dec. 31, 2022	[1]	21,250,000
Net income					1,139,226	(6,576)	1,132,650
Issuance of shares net of share offering costs		$ 375		12,047,889			$ 12,048,264
Issuance of shares		3,750,000	[1]				3,750,000
Non-controlling interest arising on incorporation of new subsidiary						47	$ 47
Balance at Dec. 31, 2023		$ 2,500		$ 12,536,087	$ 12,761,088	$ (6,529)	$ 25,293,146
Balance, shares at Dec. 31, 2023	[1]	25,000,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.